FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placement Maturities (Details) - ARS ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Maturities of financial assets [Abstract]
Financial assets		$ 2,018,481,482	$ 1,269,234,494
Cash and Cash Equivalents [Member]
Maturities of financial assets [Abstract]
Financial assets		804,106,528	78,894,638
Cash and Cash Equivalents [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		804,106,528	78,894,638
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2028 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2029 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2029 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2030 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member]
Maturities of financial assets [Abstract]
Financial assets		1,004,067,832	968,942,054
Financial Assets [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		648,152,264	611,643,130
Financial Assets [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		355,915,568	357,298,924
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		355,915,568	316,551,696
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	40,747,228
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2028 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2029 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2029 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2030 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Financial Assets [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		355,915,568	357,298,924
Credits [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	220,554,532	221,794,777
Credits [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	78,137	37,773
Credits [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	29,793,046	31,874,745
Credits [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	8,253,226	4,305,119
Credits [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	281,751	0
Credits [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	369,185	0
Credits [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	1,878,813	428,240
Credits [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	19,010,071	27,141,386
Credits [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	190,683,349	189,882,259
Credits [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	190,141,790	189,223,365
Credits [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	2,105	2,438
Credits [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	82,464	64,152
Credits [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	29,094	29,412
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		562,892
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	427,896	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2028 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2029 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2029 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2030 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	$ 220,476,395	$ 221,757,004

[1]	Includes financial assets recorded in trade receivables and other receivables, excluding impairment of financial assets.
[2]	The total amount of the receivables without specified maturity is recorded in Non-current assets.